PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund Shareholder Fees	Jun. 30, 2026 USD ($)
PIMCO 0-5 Year High Yield Corporate Bond Exchange-Traded Fund | PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund
Prospectus [Line Items]
Shareholder Fee, Other